BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2024
	Shares	Value
COMMON STOCKS – 100.2%
AUSTRALIA – 5.1%
Diversified – 4.1%
Charter Hall Group	495,981	$4,441,766
Stockland	1,669,200	5,274,451
The GPT Group	750,047	2,232,145
Total Diversified		11,948,362
Industrial – 1.0%
Goodman Group	136,358	3,003,592
Total AUSTRALIA		14,951,954
CANADA – 3.4%
Residential – 3.4%
Boardwalk Real Estate Investment Trust	89,553	5,162,082
InterRent Real Estate Investment Trust	478,543	4,790,553
Total Residential		9,952,635
Total CANADA		9,952,635
FRANCE – 3.8%
Office – 1.5%
Gecina SA	43,404	4,433,478
Retail – 2.3%
Unibail-Rodamco-Westfield(a)	83,192	6,692,511
Total FRANCE		11,125,989
GERMANY – 3.0%
Residential – 3.0%
TAG Immobilien AG(a)	213,678	2,920,370
Vonovia SE	196,876	5,818,056
Total Residential		8,738,426
Total GERMANY		8,738,426
HONG KONG – 3.3%
Diversified – 2.3%
CK Asset Holdings Ltd.	418,900	1,726,151
Sun Hung Kai Properties Ltd.	512,137	4,947,080
Total Diversified		6,673,231
Retail – 1.0%
Wharf Real Estate Investment Company Ltd.	942,100	3,067,386
Total HONG KONG		9,740,617
JAPAN – 10.0%
Diversified – 0.5%
Tokyu Fudosan Holdings Corp.	180,321	1,456,896
Industrial – 2.0%
Daiwa House REIT Investment Corp.	1,723	2,947,346
GLP J-Reit	3,563	2,985,788
Total Industrial		5,933,134
Office – 7.5%
Daiwa Office Investment Corp.	761	2,963,150
Japan Real Estate Investment Corp.	1,617	5,764,362
Mitsubishi Estate Co. Ltd.	330,452	6,029,421
Mitsui Fudosan Company Ltd.	668,253	7,204,752
Total Office		21,961,685
Total JAPAN		29,351,715
NETHERLANDS – 1.0%
Industrial – 1.0%
CTP NV(b)	166,264	2,965,966
Total NETHERLANDS		2,965,966
SINGAPORE – 1.6%
Data Centers – 0.9%
Keppel DC REIT	2,078,134	2,661,668
Diversified – 0.7%
CapitaLand Integrated Commercial Trust	1,496,000	2,193,526
Total SINGAPORE		4,855,194
SWEDEN – 1.5%
Diversified – 1.0%
Fastighets AB Balder(a)	399,447	2,934,117
Office – 0.5%
Castellum AB(a)	109,510	1,440,240
Total SWEDEN		4,374,357
UNITED KINGDOM – 4.6%
Industrial – 1.2%
Tritax Big Box REIT PLC	1,781,996	3,542,855
Residential – 1.8%
The UNITE Group PLC	420,896	5,206,594
Retail – 1.6%
Shaftesbury Capital PLC	2,620,055	4,755,762
Total UNITED KINGDOM		13,505,211
UNITED STATES – 62.9%
Data Centers – 7.5%
Digital Realty Trust, Inc.	27,187	3,916,015
Equinix, Inc.	21,890	18,066,474
Total Data Centers		21,982,489
Health Care – 8.3%
CareTrust REIT, Inc.	240,253	5,854,966
Omega Healthcare Investors, Inc.	122,294	3,873,051
Ventas, Inc.	122,147	5,318,280
Welltower, Inc.	98,826	9,234,301
Total Health Care		24,280,598
Hotel – 2.9%
DiamondRock Hospitality Co.	353,706	3,399,115
Pebblebrook Hotel Trust	167,310	2,578,247
RLJ Lodging Trust	211,240	2,496,857
Total Hotel		8,474,219
Industrial – 7.9%
First Industrial Realty Trust, Inc.	113,300	5,952,782
Prologis, Inc.	133,382	17,369,004
Total Industrial		23,321,786
Net Lease – 10.5%
Agree Realty Corp.	80,246	4,583,651
Essential Properties Realty Trust, Inc.	250,439	6,676,704
Realty Income Corp.	219,608	11,880,793
VICI Properties, Inc.	257,113	7,659,396
Total Net Lease		30,800,544
Office – 2.9%
Cousins Properties, Inc.	221,884	5,334,091
Kilroy Realty Corp.	88,800	3,234,984
Total Office		8,569,075
Residential – 10.6%
American Homes 4 Rent	201,796	7,422,057
Equity Residential	180,365	11,382,835
Sun Communities, Inc.	43,860	5,639,519
UDR, Inc.	177,815	6,652,059
Total Residential		31,096,470
Retail – 7.8%
Kite Realty Group Trust	272,416	5,905,979
Regency Centers Corp.	121,999	7,388,260
Simon Property Group, Inc.	47,647	7,456,279
Tanger, Inc.	75,038	2,215,872
Total Retail		22,966,390
Self Storage – 4.5%
Extra Space Storage, Inc.	70,741	10,398,927
Public Storage	10,348	3,001,541
Total Self Storage		13,400,468
Total UNITED STATES		184,892,039
TOTAL COMMON STOCKS (Cost $267,607,355)		294,454,103
Total Investments – 100.2% (Cost $267,607,355)		294,454,103
Liabilities in Excess of Other Assets – (0.2)%		(719,513)
TOTAL NET ASSETS – 100.0%		$293,734,590
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2024, the total value of all such securities was $2,965,966 or 1.0% of net assets.

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Global Listed Real Estate Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$–	$14,951,954	$–	$14,951,954
Canada	9,952,635	–	–	9,952,635
France	–	11,125,989	–	11,125,989
Germany	–	8,738,426	–	8,738,426
Hong Kong	–	9,740,617	–	9,740,617
Japan	–	29,351,715	–	29,351,715
Netherlands	–	2,965,966	–	2,965,966
Singapore	–	4,855,194	–	4,855,194
Sweden	–	4,374,357	–	4,374,357
United Kingdom	–	13,505,211	–	13,505,211
United States	184,892,039	–	–	184,892,039
Total Common Stocks	194,844,674	99,609,429	–	294,454,103
Total	$194,844,674	$99,609,429	$–	$294,454,103
For further information regarding security characteristics, see the Schedule of Investments.